Related Party Transactions - Additional Information (Detail)						3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 11, 2017 USD ($)	Feb. 01, 2017	Oct. 31, 2016 USD ($) Director Consultant shares	May 04, 2016 USD ($) Director shares	Feb. 09, 2015 USD ($) shares	Sep. 30, 2017 USD ($) ft²	Sep. 30, 2016 USD ($)	Mar. 31, 2015	Sep. 30, 2017 USD ($) ft²	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	Nov. 30, 2011 ft²
Related Party Transaction [Line Items]
Issuance of warrants to purchase shares of common stock | shares				1,163,526
Proceeds from issuance of common stock	$ 2,200,000
Number of consultants | Consultant			1
Lease expiration date		Mar. 31, 2017									Jul. 31, 2020
Rental income						$ 12,804	$ 38,412		$ 51,216	$ 115,236	$ 153,648	$ 102,432
San Diego California Facility [Member]
Related Party Transaction [Line Items]
Leased facility, expansion of original premises | ft²													9,849
Lease expiration date		Mar. 31, 2017									Oct. 31, 2018
Rental income									51,216	$ 115,236	$ 153,648	102,432
Director [Member]
Related Party Transaction [Line Items]
Initial public offering, number of shares issued | shares			534,088	58,335	47,331
Issuance of warrants to purchase shares of common stock | shares			534,088	40,832	47,331
Proceeds from issuance of common stock			$ 587,497	$ 175,000	$ 177,500
Number of members of board of directors | Director			3	3
Director [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Number of members of board of directors | Director			7
Claire K.T. Reiss [Member]
Related Party Transaction [Line Items]
Initial public offering, number of shares issued | shares			227,272	204,758
Issuance of warrants to purchase shares of common stock | shares			227,272	143,330
Proceeds from issuance of common stock			$ 249,999	$ 614,273
Beneficial owner percentage of company's common stock			10.00%	10.00%
Consultants [Member]
Related Party Transaction [Line Items]
Initial public offering, number of shares issued | shares			79,090
Issuance of warrants to purchase shares of common stock | shares			79,090
Proceeds from issuance of common stock			$ 86,999
Aegea Biotechnologies, Inc [Member]
Related Party Transaction [Line Items]
Reimbursement for shared patent costs									$ 15,325		$ 19,047	$ 25,763
Nonexecutive [Member] | San Diego California Facility [Member]
Related Party Transaction [Line Items]
Leased facility, expansion of original premises | ft²						9,849			9,849		9,849
Lease agreement date of commencement									Mar. 30, 2015		Mar. 30, 2015
Leased facility, rent expense per month									$ 12,804		$ 12,804
Lease facility, refundable security deposit amount						$ 12,804			$ 12,804		$ 12,804
Lease expiration date								Jul. 31, 2015
Lease agreement, amount of security deposit applied against additional rents owed						16,000
Lease agreement, amount of additional rents waived						$ 3,200